Share-Based Payments - Options by Grant Date (Details) - Management DSP - DS R in Millions	12 Months Ended
	Jun. 30, 2023 ZAR (R) year	Jun. 30, 2022 ZAR (R) year	Jun. 30, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement	1,480,166	641,562
Number of other equity instruments forfeited in share-based payment arrangement	201,859	310,159
Number of options and rights (in shares)	5,085,520	4,449,291	2,102,523
Over three years [Member] | September 18, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Remaining life (years)	0	0.2
Other Equity Instruments Exercised, Gain (Loss) Realised by Plan Participants | R	R 12	R 13
Over three years [Member] | September 18, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options and rights (in shares)	269,919
Remaining life (years)	0.2	1.2
Other Equity Instruments Exercised, Gain (Loss) Realised by Plan Participants | R	R 11	R 13
Over three years [Member] | September 18, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options and rights (in shares)	1,478,246
Remaining life (years)	1.2	0
Other Equity Instruments Exercised, Gain (Loss) Realised by Plan Participants | R	R 31	R 0
Over three years [Member] | September 18, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options and rights (in shares)	1,620,124
Remaining life (years)	2.2
Over five years [Member] | September 18, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options and rights (in shares)	128,334
Remaining life (years)	1.2	2.2
Other Equity Instruments Exercised, Gain (Loss) Realised by Plan Participants | R	R 2	R 2
Over five years [Member] | September 18, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options and rights (in shares)	229,091
Remaining life (years)	2.2	3.2
Other Equity Instruments Exercised, Gain (Loss) Realised by Plan Participants | R	R 2	R 2
Over five years [Member] | September 18, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options and rights (in shares)	705,413
Remaining life (years)	3.2	0
Other Equity Instruments Exercised, Gain (Loss) Realised by Plan Participants | R	R 4	R 0
Over five years [Member] | September 18, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options and rights (in shares)	654,393
Remaining life (years)	4.2